Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions
Schedule of key management personnel compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Description	2023	2022	2023	2022
Salaries and bonus	$12,000	$150,000	$132,000	$510,000
Short-term employee benefits	531	584	1,518	1,766
Stock-based compensation	-	-	-	411,526

Total	$12,531	$150,584	$133,518	923,292